Segment reporting (Details 7) - Cost of Revenues [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 5,627	₨ 6,061	₨ 6,541
Global Generic [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	3,078	3,435	3,666
PSAI [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	2,507	2,578	2,804
Proprietary Products [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	0	0	0
Others [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 42	₨ 48	₨ 71